Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 25,778	$ 24,159
Short-term deposits	15,282	6,067
Marketable debt securities	42,563	59,962
Other accounts receivable	705	218
Total current assets	84,328	90,406
Right of use assets	603	0
Property and equipment, net	180	194
Total non-current assets	783	194
Total assets	85,111	90,600
Current liabilities
Trade payables	2,578	1,814
Other accounts payable	704	892
Total current liabilities	3,282	2,706
Non-current liabilities
Lease obligation	442	0
Total non-current liabilities	442	0
Ordinary shares par value NIS 0.01 per share; Authorized 50,000,000; Issued and outstanding: 21,121,337 shares as of June 30, 2019; 21,018,919 shares as of December 31, 2018	58	58
Additional paid-in capital	175,424	174,322
Accumulated other comprehensive gain (loss)	41	(11)
Accumulated deficit	(94,136)	(86,475)
Total stockholders' equity	81,387	87,894
Total liabilities and stockholders' equity	$ 85,111	$ 90,600